RISK MANAGEMENT - Concentration by past due days (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Gross loans and advances to customers	$ 269,923,739	$ 220,323,483
0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	260,345,821	210,303,453
31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	2,856,163	2,452,940
91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	875,300	649,490
121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	2,502,650	2,113,712
More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	3,343,805	4,803,888
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	143,537,853	114,911,843
Commercial | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	140,277,356	110,548,513
Commercial | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	427,127	378,809
Commercial | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	140,582	170,053
Commercial | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	604,363	691,471
Commercial | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	2,088,425	3,122,997
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	59,588,721	48,363,040
Consumer | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	56,121,232	45,641,310
Consumer | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,578,302	1,192,401
Consumer | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	521,407	340,202
Consumer | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,201,421	974,325
Consumer | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	166,359	214,802
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	37,371,373	30,646,787
Mortgage | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	35,520,689	28,795,705
Mortgage | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	578,116	694,085
Mortgage | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	144,580	99,448
Mortgage | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	524,619	250,893
Mortgage | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	603,369	806,656
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	28,097,716	25,119,628
Financial Leases | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	27,250,876	24,200,502
Financial Leases | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	205,639	136,901
Financial Leases | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	53,469	30,788
Financial Leases | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	117,808	141,589
Financial Leases | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	469,924	609,848
Small Business Loans
RISK MANAGEMENT
Gross loans and advances to customers	1,328,076	1,282,185
Small Business Loans | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,175,668	1,117,423
Small Business Loans | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	66,979	50,744
Small Business Loans | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	15,262	8,999
Small Business Loans | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	54,439	55,434
Small Business Loans | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	$ 15,728	$ 49,585